INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

March 31, 2025
Client list	$473,021
Subtotal	473,021
Less: accumulated amortization	(7,885)
Intangible assets, net	$465,137